Revenue - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue [Line Items]
Total	$ 57,147,358	$ 48,332,652	$ 49,209,110
Installation and maintenance [Member]
Schedule of Revenue [Line Items]
Revenue	38,251,497	32,117,882	29,773,730
Housekeeping [Member]
Schedule of Revenue [Line Items]
Revenue	18,895,861	15,861,366	15,409,924
Total	18,895,861	15,861,366	15,409,924
Senior care services [Member]
Schedule of Revenue [Line Items]
Revenue		353,404	3,270,516
Total		353,404	4,025,456
Sales of E-watch [Member]
Schedule of Revenue [Line Items]
Revenue			$ 754,940